EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended November 30, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.55%
From	01-Nov-14	17-Nov-14	15-Dec-14	Floating Allocation Percentage at Month-End	78.64%
To	30-Nov-14	15-Dec-14
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$410,867,389.33		Beginning	-
			Payout	-
Total Collateral	$1,653,067,389.33		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	165.31%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	28
	Total Pool		LIBOR	0.154700%
Beginning Gross Principal Pool Balance	$4,876,559,664.75		Applicable Margin	0.300000%
Total Principal Collections	$(1,541,797,904.08)			0.454700%
Investment in New Receivables	$1,781,034,831.95
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(31,498,755.39)		Interest	353,655.56	0.35
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.35
Less Net CMA Offset	$(559,156,510.67)
Less Servicing Adjustment	$(2,385,131.39)		Total Due Investors	353,655.56	0.454700%
Ending Balance	$4,522,756,195.17		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,464,423.79
SAP for Next Period	36.55%

Average Receivable Balance	$4,422,304,726.97
Monthly Payment Rate	34.86%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,926,769.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,926,769.93